S000091430 [Member] Annual Fund Operating Expenses - iShares MSCI World Small-Cap ETF - iShares MSCI World Small-Cap ETF	Aug. 31, 2025	[1],[2]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.30%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.